CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07053204

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

May 4, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
MAY 0 4 2007
1088

Dear Mr. Johnson:

This is to certify that on May 2, 2007 the American Stock Exchange LLC (the "Exchange") received from Crosshair Exploration & Mining Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 0 7 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END